SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER OPERATING LEASE (Details) ¥ in Thousands	Jun. 30, 2026 JPY (¥)
IfrsStatementLineItems [Line Items]
Total undiscounted lease payments	¥ 1,021,568
Less: imputed interest	(20,986)
Present value of operating lease liabilities	1,000,582
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease payments	375,871
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease payments	241,688
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease payments	178,564
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease payments	119,395
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease payments	79,600
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease payments	¥ 26,450